Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans (Textual)
Employee group contributed, amount	¥ 74,179	¥ 66,370	¥ 57,090